Loans Payable (Details) - Schedule of long-term loan and current portion of long-term loan (Parentheticals)	6 Months Ended
Jun. 30, 2021
Rushan City Rural Credit Union [Member]
Loans Payable (Details) - Schedule of long-term loan and current portion of long-term loan (Parentheticals) [Line Items]
Annual interest	8.7875%
Loan payment due	Jul. 18, 2022
Minimum [Member] | Agricultural Bank of China [Member]
Loans Payable (Details) - Schedule of long-term loan and current portion of long-term loan (Parentheticals) [Line Items]
Annual interest	6.00%
Maximum [Member] | Agricultural Bank of China [Member]
Loans Payable (Details) - Schedule of long-term loan and current portion of long-term loan (Parentheticals) [Line Items]
Annual interest	7.20%